SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Measurement Using Significant Unobservable is Inputs (Level 3)) (Details) (Derivative instrument - embedded conversion Option [Member], USD $)
12 Months Ended
Dec. 31, 2014
Derivative instrument - embedded conversion Option [Member]
Roll forward of derivative instrument - embedded conversion Option
Balance at the beginning of the period
Issuance of embedded conversion option	3,556,160
Transfer into Level 3
Transfer out of Level 3
Total gains or losses for the period (included in earning)	(157,518)
Balance at the end of the period	$ 3,398,642